Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000013166
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	6.53%	0.87%	2.41%
C000013168
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.20%	0.76%	2.14%
C000063954
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013108
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	6.07%	(0.16%)	1.39%
C000034083
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	7.86%	(0.24%)	1.12%
C000013110
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013123
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	8.24%	0.89%	2.57%
C000013125
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	9.99%	0.80%	2.30%
C000013126
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013130
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	8.96%	0.71%	2.14%
C000013132
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.84%	0.62%	1.88%
C000063949
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000013139
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	6.42%	0.46%	1.97%
C000013141
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.10%	0.37%	1.70%
C000092721
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000013166
Average Annual Return [Line Items]
Average Annual Return, Percent	10.16%	1.53%	2.74%
Without Sales Load [Member] | C000013168
Average Annual Return [Line Items]
Average Annual Return, Percent	9.20%	0.76%	2.14%
Without Sales Load [Member] | C000063954
Average Annual Return [Line Items]
Average Annual Return, Percent	10.32%	1.77%	2.99%
Without Sales Load [Member] | C000013108
Average Annual Return [Line Items]
Average Annual Return, Percent	9.68%	0.49%	1.73%
Without Sales Load [Member] | C000034083
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%	(0.24%)	1.12%
Without Sales Load [Member] | C000013110
Average Annual Return [Line Items]
Average Annual Return, Percent	9.90%	0.69%	1.92%
Without Sales Load [Member] | C000013123
Average Annual Return [Line Items]
Average Annual Return, Percent	11.82%	1.55%	2.91%
Without Sales Load [Member] | C000013125
Average Annual Return [Line Items]
Average Annual Return, Percent	10.99%	0.80%	2.30%
Without Sales Load [Member] | C000013126
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%	1.81%	3.15%
Without Sales Load [Member] | C000013130
Average Annual Return [Line Items]
Average Annual Return, Percent	12.57%	1.38%	2.48%
Without Sales Load [Member] | C000013132
Average Annual Return [Line Items]
Average Annual Return, Percent	11.84%	0.62%	1.88%
Without Sales Load [Member] | C000063949
Average Annual Return [Line Items]
Average Annual Return, Percent	12.79%	1.58%	2.68%
Without Sales Load [Member] | C000013139
Average Annual Return [Line Items]
Average Annual Return, Percent	10.05%	1.13%	2.31%
Without Sales Load [Member] | C000013141
Average Annual Return [Line Items]
Average Annual Return, Percent	9.10%	0.37%	1.70%
Without Sales Load [Member] | C000092721
Average Annual Return [Line Items]
Average Annual Return, Percent	10.13%	1.33%	2.51%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.38%	2.51%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.38%	2.51%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.38%	2.51%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.38%	2.51%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.38%	2.51%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.38%	2.51%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.38%	2.51%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.38%	2.51%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.38%	2.51%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.38%	2.51%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.38%	2.51%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.38%	2.51%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.38%	2.51%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.38%	2.51%
EATON VANCE Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	10.37%	1.38%	2.51%
EATON VANCE Index: Bloomberg California Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Average Annual Return, Percent	9.87%	1.32%	2.48%
EATON VANCE Index: Bloomberg California Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Average Annual Return, Percent	9.87%	1.32%	2.48%
EATON VANCE Index: Bloomberg California Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Municipal Bond Index
Average Annual Return, Percent	9.87%	1.32%	2.48%
EATON VANCE Index: Bloomberg Massachusetts Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Municipal Bond Index
Average Annual Return, Percent	9.94%	1.15%	2.27%
EATON VANCE Index: Bloomberg Massachusetts Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Municipal Bond Index
Average Annual Return, Percent	9.94%	1.15%	2.27%
EATON VANCE Index: Bloomberg Massachusetts Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Municipal Bond Index
Average Annual Return, Percent	9.94%	1.15%	2.27%
EATON VANCE Index: Bloomberg New York Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Average Annual Return, Percent	10.88%	1.35%	2.42%
EATON VANCE Index: Bloomberg New York Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Average Annual Return, Percent	10.88%	1.35%	2.42%
EATON VANCE Index: Bloomberg New York Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Municipal Bond Index
Average Annual Return, Percent	10.88%	1.35%	2.42%
EATON VANCE Index: Bloomberg Ohio Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Ohio Municipal Bond Index
Average Annual Return, Percent	10.21%	1.24%	2.45%
EATON VANCE Index: Bloomberg Ohio Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Ohio Municipal Bond Index
Average Annual Return, Percent	10.21%	1.24%	2.45%
EATON VANCE Index: Bloomberg Ohio Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Ohio Municipal Bond Index
Average Annual Return, Percent	10.21%	1.24%	2.45%